CAPITAL MANAGEMENT - Schedule of detailed information about liquidity (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Capital commitments [abstract]
Cash	$ 29,082	$ 21,226
Restricted cash	47	47
Other receivables	23	221
Short term investments	8,811	0
Total capital commitments	37,963	21,494
Loans and Borrowings	$ 0	$ 0